August 5, 2022

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital Group International Focus Equity ETF

File Nos. 333-259022 and 811-23734

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on July 29, 2022 of Registrant’s Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Jennifer L. Butler

JENNIFER L. BUTLER